Obligations Under Finance Leases - Summary of Future Minimum Lease Payments (Including Interest), and Present Value of Minimum Lease Payments Under Finance Leases (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments		¥ 90,980
Present values of minimum lease payments	¥ 79,006
Minimum lease payments, Less: amount repayable within one year		(9,364)
Minimum lease payments, non-current portion		68,063
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments		11,974
1 to 2 years [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments		12,014
In the third to fifth years, inclusive [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments		30,018
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line items]
Minimum lease payments		¥ 36,974